STOCKHOLDERS’ EQUITY (Details Narrative) - shares	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Mar. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	60,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues		729,897	962,387	962,387